CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) shares in Millions, $ in Millions	Total	Common Stock	Premium on Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Common Stock, Shares, Outstanding		199.4
Net Income (Loss), Including portion attributable to noncontrolling interest, Number of Shares		0.0
Balance at Dec. 31, 2014	$ 3,244.4	$ 2.0	$ 1,085.6	$ 2,198.2	$ (41.4)
Comprehensive income (loss)
Net income	271.3	$ 0.0	0.0	271.3	0.0
Other Comprehensive Income (Loss), Net of Tax, Number of Shares		0.0
Other comprehensive income, net of tax	6.3	$ 0.0	0.0	0.0	6.3
Dividends, Common Stock, Cash, Number of Shares		0.0
Dividends declared on common stock	(209.7)	$ 0.0	0.0	(209.7)	0.0
Stock Issued During Period, Shares, New Issues		0.2
Expense of common stock	7.2	$ 0.0	7.2	0.0	0.0
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition, Number of Shares		0.1
Stock-based compensation	6.5	$ 0.0	6.5	0.0	0.0
Balance at Dec. 31, 2015	3,326.0	$ 2.0	1,099.3	2,259.8	(35.1)
Common Stock, Shares, Outstanding		199.7
Net Income (Loss), Including portion attributable to noncontrolling interest, Number of Shares		0.0
Comprehensive income (loss)
Net income	338.2	$ 0.0	0.0	338.2	0.0
Other Comprehensive Income (Loss), Net of Tax, Number of Shares		0.0
Other comprehensive income, net of tax	5.8	$ 0.0	0.0	0.0	5.8
Dividends, Common Stock, Cash, Number of Shares		0.0
Dividends declared on common stock	(230.7)	$ 0.0	0.0	(230.7)	0.0
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition, Number of Shares		0.0
Stock-based compensation	4.5	$ 0.0	4.5	0.0	0.0
Balance at Dec. 31, 2016	$ 3,443.8	$ 2.0	1,103.8	2,367.3	(29.3)
Common Stock, Shares, Outstanding	199.7	199.7
Net Income (Loss), Including portion attributable to noncontrolling interest, Number of Shares		0.0
Comprehensive income (loss)
Net income	$ 619.0	$ 0.0	0.0	619.0	0.0
Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification, Number of Shares		0.0
Other Comprehensive Income (Loss), Net of Tax, Number of Shares		0.0
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	22.3	$ 0.0	0.0	26.8	(4.5)
Other comprehensive income, net of tax	10.6	$ 0.0	0.0	0.0	10.6
Dividends, Common Stock, Cash, Number of Shares		0.0
Dividends declared on common stock	(253.6)	$ 0.0	0.0	(253.6)	0.0
Expense of common stock	(0.1)	$ 0.0	(0.1)	0.0	0.0
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition, Number of Shares		0.0
Stock Issued During Period, Value, New Issues, Number of Shares		0.0
Stock-based compensation	9.1	$ 0.0	9.1	0.0	0.0
Balance at Dec. 31, 2017	$ 3,851.1	$ 2.0	$ 1,112.8	$ 2,759.5	$ (23.2)
Common Stock, Shares, Outstanding	199.7	199.7